Taxes Other than Income Tax - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Taxes Payable [Line Items]
Accruals for land tax	$ 31,938	$ 39,855	$ 37,775
Land lease expenses	38,161	20,141	14,583
Environmental restoration and air contaminant emission Fee	4,248	2,524
Reversal of franchise tax	12,614	12,614
Income relating to recalculation of mining taxes	$ 5,137	$ 21,429
Minimum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	1 year
Maximum [Member]
Other Taxes Payable [Line Items]
Expenses for operating lease of land period	49 years